OPERATIONS - Acquisition by TIS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets [abstract]
Trade accounts receivable	R$ 9,471,592	R$ 9,318,077
Other assets	728,976	683,630
Non-current assets [abstract]
Indemnification assets (IPNET and VSS acquisitions)	100,664	3,157
Current liabilities [abstract]
Other liabilities	716,984	R$ 509,495
Liabilities for the acquisition of a company - Vita IT | Telefnica Infraestrutura e Segurana Ltda.
Current assets [abstract]
Current assets	33,720
Cash and cash equivalents	13
Trade accounts receivable	27,177
Other assets	6,530
Non-current assets [abstract]
Non-current assets	135,547
Indemnification assets (IPNET and VSS acquisitions)	95,634
Property, plant and equipment recognised as of acquisition date	1,065
Intangible assets	38,848
Financial assets recognised as of acquisition date	169,267
Current liabilities [abstract]
Current liabilities	36,722
Loans - financial institutions	3,063
Other liabilities	33,659
Non-current liabilities [abstract]
Non-current liabilities	110,321
Loans - financial institutions	2,500
Deferred income tax and social contribution	12,187
Provisions	95,634
Fair value of liabilities assumed	147,043
Fair value of net assets acquired	22,224
Goodwill	174,439
Total consideration for acquisition	196,663		R$ 110,220
Liabilities for the acquisition of a company - Vita IT | Telefnica Infraestrutura e Segurana Ltda. | Brand
Non-current assets [abstract]
Intangible assets	10,099
Liabilities for the acquisition of a company - Vita IT | Telefnica Infraestrutura e Segurana Ltda. | Customer portfolio [Member]
Non-current assets [abstract]
Intangible assets	R$ 28,749